REPORT FOR THE CALENDAR QUARTER, ENDED June 30, 2010




                                                                 OMB Approval
                                                                 OMB 3235-0006
                                                            --------------------

                                                            --------------------
                                                                 SEC USE ONLY
                                                            --------------------

FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended June 30, 2010

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
                        If amended report check here: [x]
				Amendment Number: 1
	This Amendment (Check only one.):   [ ] is a restatement.
                                            [x] adds new holdings entries.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager:

                   FIRST EAGLE INVESTMENT MANAGEMENT, LLC
--------------------------------------------------------------------------------
Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
--------------------------------------------------------------------------------
                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Senior Vice President
--------------------------------------------------------------------------------
   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of September, 2010.

                                    First Eagle Investment Management, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.      Form 13F File Number       Name
--       --------------------       ----
1        028-01190                  Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       	1

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:		$121,979
						(in thousands)


List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


No.	Form 13F File Number		Name

1	28-06008			Iridian Asset Management, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER      --VOTING AUTHORITY--
 NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE

D ALCON INC                      COM              H01301102     7410    50000 SH       SOLE                 50000        0        0
D AMDOCS LTD                     COM              G02602103    13344   496990 SH       SOLE                496990        0        0
D BANCO LATINOAMERICANO E-E      COM              P16994132     7328   586675 SH       SOLE                585348        0     1327
D CASCAL N V                     COM              N1842P109     2020   301522 SH       SOLE                301522        0        0
D COVIDIEN PLC                   COM              G2554F105       60     1500 SH       SOLE                  1500        0        0
D INGERSOLL-RAND PLC             COM              G47791101     7557   219100 SH       DEFINED                  0   219100        0
D TEEKAY CORPORATION             COM              Y8564W103    24746   945590 SH       DEFINED                  0   945590        0
D TYCO ELECTRONICS LTD SWITZER   COM              H8912P106     4860   191500 SH       DEFINED                  0   191500        0
D TYCO ELECTRONICS LTD SWITZER   COM              H8912P106    54575  2150324 SH       SOLE               1804511        0   345813
D TYCO INTERNATIONAL LTD         COM              H89128104       53     1500 SH       SOLE                  1500        0        0
D WEATHERFORD INTERNATIONAL LT   COM              H27013103       26     1952 SH       SOLE                  1952        0        0
S REPORT SUMMARY         11 DATA RECORDS              121979  4946653      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED